Fair Value Measurements (Tables)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Company's Assets Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016 (in thousands):

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
March 31, 2017
Assets:
Cash and cash equivalents
Cash	$2,399	$2,399	$—	$—
Money market funds	14,722	14,722	$—	$—

Total cash and cash equivalents	17,121	17,121	—	—
Marketable securities
U.S. government agency securities and treasuries	39,582	—	39,582	—
Corporate debt securities	826	—	826	—

Total marketable securities	40,408	—	40,408	—
Restricted cash	2,433	2,433	—	—

Total assets	$59,962	$19,554	$40,408	$—

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2016
Assets:
Cash and cash equivalents
Cash	$2,785	$2,785	$—	$—
Money market funds	$9,647	$9,647	$—	$—
US government agency securities and treasuries	$4,000	—	4,000

Total cash and cash equivalents	16,432	12,432	4,000	—
Marketable securities
U.S. government agency securities and treasuries	42,512	—	42,512	—
Corporate debt securities	1,554	—	1,554	—

Total marketable securities	44,066	—	44,066	—
Restricted cash	2,432	2,432	—	—

Total assets	$62,930	$14,864	$48,066	$—

The following sets forth the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2016 and December 31, 2015:

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2016
Assets:
Cash and Cash Equivalents
Cash	$2,785	$2,785	—	—
Money market funds	9,647	$9,647	—	—
US government agency securities and treasuries	4,000	—	4,001

Total cash and cash equivalents	16,432	12,432	4,001	—
Marketable securities
U.S. government agency securities and treasuries	42,512	—	42,512	—
Corporate debt securities	1,554	—	1,554	—

Total marketable securities	44,066	—	44,066	—
Restricted cash	2,432	2,432	—	—

Total assets	$62,930	$14,864	$48,067	$—

December 31, 2015
Assets:
Money Market Funds	89,713	89,713	—	—

Total Assets	$89,713	$89,713	$—	$—